RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Amount due to related parties	¥ 16,995	¥ 24,144
STT Singapore DC Pte. Ltd
Related Party Transactions
Commission income	564	546	¥ 553
Amount due to related parties	8,395	13,905
Billed on behalf of related parties	42,792	45,345	40,503
STT DEFU 2 Pte. Ltd.
Related Party Transactions
Commission income	478	464	485
Amount due to related parties	8,600	10,239
Billed on behalf of related parties	43,896	39,818	40,256
Affiliated Entity
Related Party Transactions
Commission income	1,042	¥ 1,010	¥ 1,038
OnePro Cloud Inc.
Related Party Transactions
Subscription of convertible bonds	2,840
Interest income of convertible bonds	75
Due from Related Parties	¥ 2,860